Cover	9 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	AVROBIO, INC.
Entity Central Index Key	0001681087
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	2836
Entity Tax Identification Number	81-0710585
Entity Address, Address Line One	100 Technology Square
Entity Address, Address Line Two	Sixth Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	617
Local Phone Number	914-8420
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Erik Ostrowski
Entity Address, Address Line One	100 Technology Square
Entity Address, Address Line Two	Sixth Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	617
Local Phone Number	914-8420